Other Assets - Disclosure of Components in Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
South Hedland prepaid transmission access and distribution costs	$ 56	$ 58
TransAlta Energy Transition Bill commitment	19	30
Long-term prepaids and other assets	21	35
Project development costs	14	15
Transmission infrastructure	16	17
Total other assets	157	180
Total current other assets	1	1
Total long-term other assets	156	179
Loan receivable | Loans And Notes Receivable
Disclosure of financial assets [line items]
Financial assets	$ 31	$ 25